Related Party Transactions Disclosure of interests in subsidiaries (Details)	1 Months Ended		3 Months Ended				4 Months Ended	11 Months Ended	12 Months Ended	19 Months Ended
	Dec. 31, 2018	Jul. 30, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 29, 2018	Jun. 21, 2018	Dec. 31, 2019	Jul. 31, 2017
TransAlta Renewables
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	60.90%	61.10%	60.40%	60.50%	60.60%	60.80%	61.00%	64.00%		64.00%
Canada | TransAlta Generation Partnership [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)									100.00%
Canada | TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)									50.01%
Canada | TransAlta Energy Marketing Corp [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)									100.00%
UNITED STATES | TransAlta Centralia Generation, LLC [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)									100.00%
UNITED STATES | TransAlta Energy Marketing (U.S.), Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)									100.00%
Australia | TransAlta Energy (Australia). Ptv Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)									100.00%